Fair Value Measurements 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Carrying Value of Long-term Debt	$ 1,847.8	$ 1,812.0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Fair Value of Long-term Debt	1,984.4	1,821.4
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value of Financial Instruments [Abstract]
Carrying Value of Long-term Debt	$ 1,847.8	$ 1,812.0